RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2018
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS
14.	RELATED PARTY TRANSACTIONS

Related party transactions not disclosed elsewhere in the consolidated financial statements are as follows:

Due from a related party	March 31, 2018	March 31, 2017
NUAG (a)	$11	$92

(a)

According to a services and administrative costs reallocation agreement between the Company and NUAG, the Company recovers costs for services rendered to NUAG and expenses incurred on behalf of NUAG. During the year ended March 31, 2018, the Company recovered $433 (year ended March 31, 2017 - $194) from NUAG for services rendered and expenses incurred on behalf of NUAG. The costs recovered from NUAG were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.

Transactions with related parties are made under terms agreed upon by the two parties. The balances with related parties are unsecured, non-interest bearing, and due on demand.

(b)	Compensation of key management personnel

The remuneration of directors and other members of key management personnel, who are those having authority and responsibility for planning, directing and controlling the activities of the entity, directly or indirectly, for the years ended March 31, 2018 and 2017 were as follows:

	Years Ended March 31,
	2018	2017
Directors' fees	$168	$151
Salaries and bonus for key management personnel	2,656	2,031
Share-based compensation	981	727
	$3,805	$2,909

Share-based compensation expenses were measured at grant date fair value.